Share-based Compensation - Share option assumptions (Details)	12 Months Ended
Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)	6 years 1 month 28 days
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility rate	65.34%
Risk-free interest rate (per annum)	1.32%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility rate	68.45%
Risk-free interest rate (per annum)	1.72%